Commitments and Contingencies - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 112,614	€ 128,083
Secured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees		4,696
Credit Institutions And Insurance Companies
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	67,476	58,166
Mandatory Bonds for V A T Reimbursement
Disclosure Of Contingent Liabilities [Line Items]
Other residual guarantees	28,798	23,386
Unicredit AG on Behalf of Balda Medical Gmbh
Disclosure Of Contingent Liabilities [Line Items]
Commitments and risks assumed	15,000	15,000
Nordea Bank on Behalf of SVM Group Denmark A/S
Disclosure Of Contingent Liabilities [Line Items]
Commitments and risks assumed	€ 1,340	€ 26,835